14. DERIVATIVE WARRANT LIABILITY	9 Months Ended
Sep. 30, 2014
Derivative Warrant Liability
DERIVATIVE WARRANT LIABILITY

14.   DERIVATIVE WARRANT LIABILITY

The Series C Warrants issued in connection with our agreement, as amended, with the Full Circle private placement offering initially provided Full Circle with the opportunity to purchase 1,000,000 shares of the Company’s common stock at the exercise price of $5.50 per share. In September 2014, through amendment, the shares of common stock were increased to 1,400,000 and the exercise price reduced to $4.00 per share. The Series C Warrants have non-standard anti-dilution protection provisions and, under certain conditions, grant the right to the holder to require the Company to adjust the warrant’s exercise price to a lower price. Accordingly, through September 30, 2014, these warrants were accounted for as derivative liabilities. On January 21, 2014, the value of the initial warrant derivative liability was calculated to be $1,368,908.

The Company received $500,000 in cash of which $100,000 was identified as deferred financing costs, resulting in an initial loss on the fair value of the derivative liability of $868,908 on the grant date. The price of $5.00 per share of the Series A and Series B Warrants granted in conjunction with the December 2013 Issuance and the January 2014 Issuance resulted in the revaluation of the Series C Warrants granted to Full Circle and an increase to the derivative liability of $153,994.

The Company used the binomial pricing model and assumptions that consider, among other factors, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants considered to be derivative instruments. The Company’s common stock has been thinly traded since being delisted in the first quarter of 2014, and all conversions of debt from the January 2014 Issuance during the first and second quarters of 2014 were converted using a stock price of $5.00 per share. Using the binomial pricing model and a stock price of $5.00 per share, management utilized initial scenario stock prices of $3.00, $4.00, $6.00, and $7.00.  Assuming a three-year expected term, management assessed the probabilities of the stock prices for each year, with probabilities more heavily weighted toward lower stock prices, in light of the Company’s delisted status, changes in leadership, and the Company’s current inability to execute its initial financing with Full Circle.

The underlying assumptions used for the nine months ended September 30, 2014 were:

Nine Months Ended September 30, 2014 (unaudited)
Risk-free interest rate	0.02%
Expected dividend yield	0%
Expected term (in years)	3 years
Expected volatility	33%

Changes in fair value of the derivative financial instruments are recognized in the Company’s consolidated statements of operations as a derivative gain or loss and are included in other income (expense). The warrant derivative gains (losses) are non-cash income (expenses); and for the three and nine month periods ended September 30, 2014, related a net derivative gain (loss) of $179,909 and $(541,397), respectively, was included in other income (expense) in the Company’s consolidated statements of operations. The increase during the three months ended September 30, 2014 was primarily due to the additional 400,000 warrants and the decrease in the warrant price to $4.00, relating to Amendment No. 1 of the SPA with Full Circle. The primary underlying risk exposure pertaining to the warrants is the change in fair value of the underlying common stock for each reporting period.

Changes in the derivative warrant liability for the three and nine months ended September 30, 2014 are as follows:

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Balance at beginning of period	—	—
Fair value of warrants issued	$923,764	$1,368,908
Increase in derivative liability resulting from anti-dilution provision in agreement, as amended with Full Circle	—	153,994
Increase in derivative liability resulting from additional warrants issued to Full Circle	297,542	—
Decrease in the fair value of warrant liability, net	(179,909)	(481,505)
Balance at end of period	$1,041,397	$1,041,397

Change in Aggregate Loss on Derivative Liability	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Beginning balance at beginning of period	$423,764	$—
Initial loss on recognition of derivative liability	—	868,908
Increase in derivative liability resulting from additional warrants issued to Full Circle	297,542	—
Change in estimated fair market value	(179,909)	(327,511)
Balance at end of period	$541,397	$541,397